ACQUISITION OF BUSINESSES - Business Services, Others (Details) - Terminal storage operator - Business services - Terminal storage operator $ in Millions	Aug. 20, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 12
Proportion of voting rights held in subsidiary	100.00%